Other Intangible Assets, Net - Other Intangible Assets, Net (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Finite Lived Intangible Assets [Line Items]
Gross Amount	$ 1,318	$ 1,329
Accumulated Amortization	(972)	(962)
Net Amount	346	367
Technologies & licenses
Finite Lived Intangible Assets [Line Items]
Gross Amount	766	764
Accumulated Amortization	(577)	(547)
Net Amount	189	217
Purchased & internally developed software
Finite Lived Intangible Assets [Line Items]
Gross Amount	484	509
Accumulated Amortization	(395)	(415)
Net Amount	89	94
Intangibles in progress
Finite Lived Intangible Assets [Line Items]
Gross Amount	68	56
Accumulated Amortization	0	0
Net Amount	$ 68	$ 56